QUARTERLY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2011
QUARTERLY FINANCIAL INFORMATION
QUARTERLY FINANCIAL INFORMATION

NOTE 20. QUARTERLY FINANCIAL INFORMATION

        The following table summarizes the Company's 2011 and 2010 quarterly results:

	Three months ended				Year ended
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011	December 31, 2011
	($ in thousands, except per share $)
Total revenue	$506,008	$518,535	$538,028	$509,608	$2,072,179
Gross profit	183,847	190,917	194,899	184,170	753,833
Operating income	57,689	72,697	82,600	69,521	282,507
Net income	9,923	36,004	48,663	37,743	132,333
Weighted average shares outstanding:
Basic	87,367	102,723	104,390	106,309	100,261
Diluted	90,088	105,908	107,351	109,116	103,010
Earnings per share:
Basic	$0.07	$0.35	$0.47	$0.36	$1.27
Diluted	$0.06	$0.34	$0.45	$0.35	$1.24

	Three months ended				Year ended
	March 31, 2010	June 30, 2010	September 30, 2010	December 31, 2010	December 31, 2010
	($ in thousands, except per share $)
Total revenue	$465,019	$455,730	$465,660	$435,759	$1,822,168
Gross profit	165,899	163,612	163,059	149,712	642,282
Operating income	57,183	56,372	58,790	40,061	212,406
Net income	25,661	25,411	26,669	18,826	96,567
Weighted average shares outstanding:
Basic	87,339	87,353	87,357	87,367	87,339
Diluted	87,574	87,778	88,179	88,719	88,917
Earnings per share:
Basic	$0.24	$0.23	$0.25	$0.15	$0.87
Diluted	$0.24	$0.23	$0.24	$0.15	$0.85